First Funds
                   370 17th Street, Suite 3100
                     Denver, Colorado  80202



November 2, 2000


Securities and Exchange Commission
Attention:  Mr. Randolf Koch
Judiciary Plaza
450 Fifth Street N. W.
Washington, DC  20549

Re: First Funds (the "Trust")

File Nos. 811-6589
          33-46374

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective October 28, 2000 does not differ from those filed in the post-effective amendment 24 on October 27, 2000, which was filed electronically.

Sincerely,

/s/ Russell C. Burk
Russell C. Burk
Secretary